Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2019
Regulatory Capital Matters [Abstract]
Actual And Required Capital Amounts And Ratios Of CFBank

	Actual		Minimum Capital Required-Basel III Fully Phased-In		To Be Well Capitalized Under Applicable Regulatory Capital Standards
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2019
Total Capital to risk weighted assets	$95,164	12.96%	$77,097	10.50%	$73,425	10.00%
Tier 1 (Core) Capital to risk weighted assets	87,857	11.97%	62,412	8.50%	58,740	8.00%
Common equity tier 1 capital to risk-weighted assets	87,857	11.97%	51,398	7.00%	47,726	6.50%
Tier 1 (Core) Capital to adjusted total assets (Leverage ratio)	87,857	10.58%	33,221	4.00%	41,526	5.00%

	Actual		Minimum Capital Required-Basel III Phase-In Schedule		Minimum Capital Required-Basel III Fully Phased-In		To Be Well Capitalized Under Applicable Regulatory Capital Standards
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2018
Total Capital to risk weighted assets	$69,066	12.37%	$55,164	9.88%	$58,626	10.50%	$55,834	10.00%
Tier 1 (Core) Capital to risk weighted assets	62,085	11.12%	43,998	7.88%	47,459	8.50%	44,668	8.00%
Common equity tier 1 capital to risk-weighted assets	62,085	11.12%	35,622	6.38%	39,084	7.00%	36,292	6.50%
Tier 1 (Core) Capital to adjusted total assets (Leverage ratio)	62,085	10.13%	24,526	4.00%	24,526	4.00%	30,658	5.00%